JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 51.2%
Fixed Income — 16.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	24,527	207,497
JPMorgan Corporate Bond Fund Class R6 Shares (a)	7,589	78,625
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,866	22,438
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,891	22,489
JPMorgan High Yield Fund Class R6 Shares (a)	5,410	38,899
JPMorgan Income Fund Class R6 Shares (a)	905	8,587
JPMorgan Managed Income Fund Class L Shares (a)	60	606

Total Fixed Income		379,141

International Equity — 7.3%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	7,650	165,550

U.S. Equity — 27.2%
JPMorgan Equity Index Fund Class R6 Shares (a)	10,145	612,843

TOTAL INVESTMENT COMPANIES (Cost $975,064)		1,157,534

EXCHANGE-TRADED FUNDS — 42.0%
Alternative Assets — 4.3%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	1,134	97,408

Fixed Income — 5.4%
JPMorgan High Yield Research Enhanced ETF (a)	1,228	63,312
JPMorgan U.S. Aggregate Bond ETF (a)	2,220	59,619

Total Fixed Income		122,931

International Equity — 21.9%
JPMorgan BetaBuilders International Equity ETF (a)	8,593	493,306

U.S. Equity — 10.4%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,214	104,080
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	998	64,393
JPMorgan U.S. Value Factor ETF (a)	1,991	68,376
Total U.S. Equity		236,849

TOTAL EXCHANGE-TRADED FUNDS (Cost $859,733)		950,494

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bonds
1.38%, 11/15/2040	1,527	1,299
1.88%, 2/15/2041	775	722
1.63%, 11/15/2050	2,174	1,811
1.88%, 2/15/2051	370	328
U.S. Treasury Notes
1.38%, 1/31/2022 (b)	9,081	9,179
0.13%, 12/31/2022	9,582	9,578
0.13%, 2/28/2023	996	995
0.13%, 1/15/2024	6,476	6,444
0.13%, 2/15/2024	1,995	1,984
0.38%, 12/31/2025	1,299	1,269
0.50%, 2/28/2026	1,680	1,647
0.63%, 12/31/2027	2,137	2,035
1.13%, 2/29/2028	1,225	1,204
0.88%, 11/15/2030	716	662
1.13%, 2/15/2031	1,215	1,148

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,944)		40,305

CORPORATE BONDS — 1.4%
Aerospace & Defense — 0.2%
BAE Systems plc (United Kingdom)
3.40%, 4/15/2030 (c)	400	425
Boeing Co. (The)
2.70%, 2/1/2027	594	604
L3Harris Technologies, Inc.
1.80%, 1/15/2031	40	37
Leidos, Inc.
2.30%, 2/15/2031 (c)	7	7
Northrop Grumman Corp.
5.15%, 5/1/2040	37	46
3.85%, 4/15/2045	106	114
Raytheon Technologies Corp.
2.25%, 7/1/2030	80	79
3.75%, 11/1/2046	52	55

		1,367

Automobiles — 0.0% (d)
Daimler Finance North America LLC (Germany)
1.45%, 3/2/2026 (c)	150	149
Hyundai Capital America
3.00%, 2/10/2027 (c)	200	208
2.38%, 10/15/2027 (c)	198	198

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nissan Motor Acceptance Corp.
2.00%, 3/9/2026 (c)	95	95

		650

Banks — 0.4%
AIB Group plc (Ireland)
4.75%, 10/12/2023 (c)	400	437
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (c)	200	224
Banco Santander SA (Spain)
2.75%, 12/3/2030	200	191
Bank of America Corp.
4.00%, 1/22/2025	338	369
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	106	105
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	278	304
(SOFR + 1.93%), 2.68%, 6/19/2041 (e)	224	210
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (e)	62	67
Barclays plc (United Kingdom)
3.65%, 3/16/2025	400	430
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (c) (e)	400	393
Citigroup, Inc.
3.88%, 3/26/2025	290	315
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (e) (f) (g)	25	25
(SOFR + 0.77%), 1.12%, 1/28/2027 (e)	200	196
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	100	108
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (e)	88	95
Credit Agricole SA (France)
4.38%, 3/17/2025 (c)	400	439
Discover Bank
3.45%, 7/27/2026	250	271
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (e)	400	393
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	400	393
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	199
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 3/7/2029	184	200
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (e)	200	223
Societe Generale SA (France)
4.25%, 4/14/2025 (c)	400	433
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (c) (e)	250	252
Wells Fargo & Co.
4.30%, 7/22/2027	344	389
(SOFR + 2.10%), 2.39%, 6/2/2028 (e)	100	102
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	88	86
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	44	41

		6,890

Beverages — 0.0% (d)
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	158	171
3.75%, 7/15/2042	378	389
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	60	63
3.80%, 5/1/2050	58	62

		685

Biotechnology — 0.0% (d)
AbbVie, Inc.
3.20%, 11/21/2029	198	211
4.05%, 11/21/2039	392	440
Amgen, Inc.
3.15%, 2/21/2040	96	95
Biogen, Inc.
2.25%, 5/1/2030	52	50
3.15%, 5/1/2050	40	37
Gilead Sciences, Inc.
1.65%, 10/1/2030	90	84
2.60%, 10/1/2040	52	48
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	88	81

		1,046

Building Products — 0.0% (d)
Masco Corp.
2.00%, 10/1/2030	88	84

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Capital Markets — 0.2%
Brookfield Finance, Inc. (Canada)
3.50%, 3/30/2051	114	109
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (e) (f) (g)	65	66
Credit Suisse Group AG (Switzerland)
4.28%, 1/9/2028 (c)	500	550
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	300	301
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (e)	145	144
4.25%, 10/21/2025	290	323
(SOFR + 0.80%), 1.43%, 3/9/2027 (e)	75	74
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (e)	105	115
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (e)	70	78
Morgan Stanley
5.00%, 11/24/2025	400	459
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (e)	88	103
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (c) (e)	200	189

		2,511

Chemicals — 0.0% (d)
DuPont de Nemours, Inc.
5.32%, 11/15/2038	70	88
LYB International Finance III LLC
1.25%, 10/1/2025	30	30
Nutrition & Biosciences, Inc.
2.30%, 11/1/2030 (c)	124	119
3.47%, 12/1/2050 (c)	66	65
PPG Industries, Inc.
1.20%, 3/15/2026	25	25

		327

Construction Materials — 0.0% (d)
Martin Marietta Materials, Inc.
Series CB, 2.50%, 3/15/2030	92	92

Consumer Finance — 0.0% (d)
AerCap Ireland Capital DAC (Ireland)
4.63%, 10/15/2027	300	329
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (c)	392	416
5.50%, 1/15/2026 (c)	234	259
Capital One Financial Corp.
3.80%, 1/31/2028	102	112

		1,116

Containers & Packaging — 0.0% (d)
Graphic Packaging International LLC
1.51%, 4/15/2026 (c)	49	49

Diversified Financial Services — 0.0% (d)
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	400	458
Hutchison Whampoa International 14 Ltd. (United Kingdom)
3.63%, 10/31/2024 (c)	250	274
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	100	101
3.13%, 11/7/2049	52	50

		883

Diversified Telecommunication Services — 0.0% (d)
AT&T, Inc.
2.30%, 6/1/2027	128	131
2.75%, 6/1/2031	168	167
3.50%, 6/1/2041	128	126
3.55%, 9/15/2055 (c)	50	46
Verizon Communications, Inc.
2.10%, 3/22/2028	60	60
3.15%, 3/22/2030	124	131
2.65%, 11/20/2040	44	40
3.85%, 11/1/2042	162	174

		875

Electric Utilities — 0.2%
Duke Energy Corp.
3.40%, 6/15/2029	100	107
Edison International
5.75%, 6/15/2027	96	112
Emera US Finance LP (Canada)
4.75%, 6/15/2046	52	58
Enel Finance International NV (Italy)
3.63%, 5/25/2027 (c)	400	432
Entergy Louisiana LLC
4.00%, 3/15/2033	40	46
Evergy, Inc.
2.90%, 9/15/2029	96	98
FirstEnergy Transmission LLC
4.55%, 4/1/2049 (c)	44	46
Fortis, Inc. (Canada)
3.06%, 10/4/2026	70	75
ITC Holdings Corp.
2.95%, 5/14/2030 (c)	30	31
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (c)	44	48

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Electric Co.
4.00%, 8/15/2046 (c)	13	14
New England Power Co. (United Kingdom)
2.81%, 10/6/2050 (c)	62	53
NRG Energy, Inc.
2.45%, 12/2/2027 (c)	118	116
Pacific Gas and Electric Co.
1.37%, 3/10/2023	115	114
3.75%, 8/15/2042 (h)	62	57
PPL Capital Funding, Inc.
4.00%, 9/15/2047	52	56
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	40	40
Series C, 4.13%, 3/1/2048	30	31

		1,534

Electrical Equipment — 0.0% (d)
Eaton Corp.
4.15%, 11/2/2042	70	79

Energy Equipment & Services — 0.0% (d)
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	66	71
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (c)	66	73

		144

Entertainment — 0.0% (d)
Walt Disney Co. (The)
2.65%, 1/13/2031	90	92
3.50%, 5/13/2040	84	89

		181

Equity Real Estate Investment Trusts (REITs) — 0.2%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	102	108
American Tower Corp.
1.88%, 10/15/2030	256	239
3.10%, 6/15/2050	27	25
2.95%, 1/15/2051	17	15
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	39
Corporate Office Properties LP
2.75%, 4/15/2031	54	52
Crown Castle International Corp.
3.10%, 11/15/2029	96	99
CubeSmart LP
2.00%, 2/15/2031	102	95
Digital Realty Trust LP
3.70%, 8/15/2027	90	99
Equinix, Inc.
2.90%, 11/18/2026	70	74
Federal Realty Investment Trust
1.25%, 2/15/2026	70	69

Healthcare Trust of America Holdings LP
2.00%, 3/15/2031	88	82
Healthpeak Properties, Inc.
2.88%, 1/15/2031	96	97
Mid-America Apartments LP
3.60%, 6/1/2027	105	114
Scentre Group Trust 1 (Australia)
3.63%, 1/28/2026 (c)	158	171
UDR, Inc.
2.10%, 8/1/2032	88	82
WP Carey, Inc.
4.25%, 10/1/2026	26	29
2.40%, 2/1/2031	36	35

		1,524

Food & Staples Retailing — 0.0% (d)
7-Eleven, Inc.
0.63%, 2/10/2023 (c)	120	120
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (c)	96	98
Kroger Co. (The)
3.95%, 1/15/2050	58	63
Sysco Corp.
2.40%, 2/15/2030	132	131

		412

Food Products — 0.0% (d)
Conagra Brands, Inc.
1.38%, 11/1/2027	90	87
Mondelez International, Inc.
1.88%, 10/15/2032	60	56
Smithfield Foods, Inc.
3.00%, 10/15/2030 (c)	118	117

		260

Gas Utilities — 0.0% (d)
Atmos Energy Corp.
0.63%, 3/9/2023	20	20
CenterPoint Energy Resources Corp.
1.75%, 10/1/2030	40	37

		57

Health Care Equipment & Supplies — 0.0% (d)
Becton Dickinson and Co.
3.79%, 5/20/2050	52	55
Boston Scientific Corp.
4.00%, 3/1/2029	40	45
4.55%, 3/1/2039	36	42
DH Europe Finance II SARL
3.25%, 11/15/2039	30	31
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	102	109

		282

Health Care Providers & Services — 0.0% (d)
Anthem, Inc.
2.25%, 5/15/2030	100	98
Banner Health
1.90%, 1/1/2031	100	95
Children’s Hospital of Philadelphia (The)
Series 2020, 2.70%, 7/1/2050	70	64

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CommonSpirit Health
2.78%, 10/1/2030	74	75
CVS Health Corp.
3.25%, 8/15/2029	88	93
2.70%, 8/21/2040	162	150
HCA, Inc.
5.25%, 6/15/2026	224	258
Quest Diagnostics, Inc.
2.80%, 6/30/2031	70	71

		904

Hotels, Restaurants & Leisure — 0.0% (d)
Starbucks Corp.
3.35%, 3/12/2050	52	51

Household Durables — 0.0% (d)
DR Horton, Inc.
1.40%, 10/15/2027	105	102

Household Products — 0.0% (d)
Kimberly-Clark Corp.
3.70%, 6/1/2043	35	37

Independent Power and Renewable Electricity Producers — 0.0% (d)
Alexander Funding Trust
1.84%, 11/15/2023 (c)	198	201
Exelon Generation Co. LLC
3.25%, 6/1/2025	194	206
Southern Power Co.
5.15%, 9/15/2041	74	85

		492

Industrial Conglomerates — 0.0% (d)
General Electric Co.
3.45%, 5/1/2027	96	104
Roper Technologies, Inc.
1.75%, 2/15/2031	90	84

		188

Insurance — 0.0%(d)
American International Group, Inc.
3.40%, 6/30/2030	66	71
4.38%, 6/30/2050	74	85
Athene Global Funding
2.75%, 6/25/2024 (c)	92	97
Brown & Brown, Inc.
2.38%, 3/15/2031	92	88
New York Life Insurance Co.
3.75%, 5/15/2050 (c)	106	112
Teachers Insurance & Annuity Association of America
3.30%, 5/15/2050 (c)	96	93

		546

IT Services — 0.0% (d)
Global Payments, Inc.
3.20%, 8/15/2029	30	32

Machinery — 0.0% (d)
Otis Worldwide Corp.
3.11%, 2/15/2040	66	65

Media — 0.0% (d)
Charter Communications Operating LLC
2.80%, 4/1/2031	162	160
3.70%, 4/1/2051	96	90
Comcast Corp.
1.50%, 2/15/2031	250	232
3.25%, 11/1/2039	84	87
Cox Communications, Inc.
1.80%, 10/1/2030 (c)	60	55
2.95%, 10/1/2050 (c)	44	39
Discovery Communications LLC
3.63%, 5/15/2030	88	94
ViacomCBS, Inc.
4.00%, 1/15/2026	60	66
4.38%, 3/15/2043	52	56
5.85%, 9/1/2043	50	64

		943

Metals & Mining — 0.0% (d)
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (c)	400	431
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (c)	96	92
Steel Dynamics, Inc.
1.65%, 10/15/2027	60	59
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	96	100

		682

Multiline Retail — 0.0% (d)
Kohl’s Corp.
9.50%, 5/15/2025	200	259
3.38%, 5/1/2031	74	74
Nordstrom, Inc.
4.25%, 8/1/2031 (c)	80	80

		413

Multi-Utilities — 0.0% (d)
Berkshire Hathaway Energy Co.
2.85%, 5/15/2051	44	39
Consumers Energy Co.
3.25%, 8/15/2046	30	30
WEC Energy Group, Inc.
1.38%, 10/15/2027	44	43

		112

Oil, Gas & Consumable Fuels — 0.2%
BP Capital Markets America, Inc.
3.63%, 4/6/2030	158	173
2.77%, 11/10/2050	44	38
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	75	85
Chevron Corp.
2.98%, 5/11/2040	96	95
Diamondback Energy, Inc.
3.25%, 12/1/2026	96	101
Exxon Mobil Corp.
3.00%, 8/16/2039	146	142

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (c)	198	200
HollyFrontier Corp.
2.63%, 10/1/2023	22	23
MPLX LP
2.65%, 8/15/2030	88	86
4.50%, 4/15/2038	52	57
ONEOK, Inc.
2.20%, 9/15/2025	88	90
Phillips 66 Partners LP
3.55%, 10/1/2026	44	47
Pioneer Natural Resources Co.
1.90%, 8/15/2030	58	54
Plains All American Pipeline LP
4.65%, 10/15/2025	150	164
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	102	117
Suncor Energy, Inc. (Canada)
4.00%, 11/15/2047	44	45
Sunoco Logistics Partners Operations LP
3.90%, 7/15/2026	146	157
Tennessee Gas Pipeline Co. LLC
2.90%, 3/1/2030 (c)	88	88
Total Capital International SA (France)
2.99%, 6/29/2041	96	92
TransCanada PipeLines Ltd. (Canada)
4.10%, 4/15/2030	102	114

		1,968

Pharmaceuticals — 0.0% (d)
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	260	236
Royalty Pharma plc
1.75%, 9/2/2027 (c)	20	19
3.30%, 9/2/2040 (c)	40	39
3.55%, 9/2/2050 (c)	26	25
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	387
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	60	66
Viatris, Inc.
3.85%, 6/22/2040 (c)	96	98

		870

Professional Services — 0.0% (d)
IHS Markit Ltd.
4.25%, 5/1/2029	70	79

Road & Rail — 0.0% (d)
Kansas City Southern
4.70%, 5/1/2048	37	44
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (c)	106	104
Union Pacific Corp.
3.55%, 8/15/2039	70	74

		222

Semiconductors & Semiconductor Equipment — 0.0% (d)
Broadcom, Inc.
4.15%, 11/15/2030	356	384

Software — 0.0% (d)
Citrix Systems, Inc.
1.25%, 3/1/2026	15	15
Oracle Corp.
2.30%, 3/25/2028	25	25
2.95%, 4/1/2030	124	128
3.80%, 11/15/2037	124	129
VMware, Inc.
4.70%, 5/15/2030	84	97

		394

Specialty Retail — 0.0% (d)
Lowe’s Cos., Inc.
1.30%, 4/15/2028	40	38
3.70%, 4/15/2046	102	107
O’Reilly Automotive, Inc.
3.90%, 6/1/2029	106	116
Tractor Supply Co.
1.75%, 11/1/2030	100	92

		353

Technology Hardware, Storage & Peripherals — 0.0% (d)
Apple, Inc.
3.45%, 2/9/2045	128	136
Dell International LLC
6.20%, 7/15/2030 (c)	246	306

		442

Thrifts & Mortgage Finance — 0.0% (d)
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (e)	250	249

Tobacco — 0.0%(d)
Altria Group, Inc.
2.45%, 2/4/2032	70	67
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	92	91
3.73%, 9/25/2040	96	91

		249

Wireless Telecommunication Services — 0.0% (d)
T-Mobile USA, Inc.
2.55%, 2/15/2031 (c)	212	207
3.00%, 2/15/2041 (c)	128	119

		326

TOTAL CORPORATE BONDS (Cost $32,428)		31,151

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — 0.8%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	113	122
Pool # QA6772, 3.50%, 1/1/2050	888	955
Pool # RA4224, 3.00%, 11/1/2050	249	263
Pool # QB8503, 2.50%, 2/1/2051	265	272
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	175	189
Pool # FM3118, 3.00%, 5/1/2050	232	246
Pool # BR4318, 3.00%, 1/1/2051	405	423
Pool # BQ8009, 4.00%, 2/1/2051	635	701
Pool # BQ8010, 4.00%, 2/1/2051	669	733
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	121	135
Pool # BL3774, 2.77%, 8/1/2031	100	105
Pool # BL3648, 2.85%, 8/1/2031	100	106
Pool # BL3700, 2.92%, 8/1/2031	100	106
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 5/25/2036 (i)	420	431
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 6/25/2051 (i)	5,990	5,956
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	38	41
Pool # 784602, 4.00%, 5/20/2038	145	156
Pool # BS8546, 2.50%, 12/20/2050	378	396
Pool # 785294, 3.50%, 1/20/2051	409	451
Pool # CA8452, 3.00%, 2/20/2051	484	517
Pool # CA9005, 3.00%, 2/20/2051	409	441
Pool # CB1543, 3.00%, 2/20/2051	325	350
Pool # CA3588, 3.50%, 2/20/2051	309	342
Pool # CB1536, 3.50%, 2/20/2051	795	863
3.00%, 3/20/2051	165	177
Pool # CB1542, 3.00%, 3/20/2051	408	433
Pool # CB4433, 3.00%, 3/20/2051	687	717
Pool # CC0070, 3.00%, 3/20/2051	59	63
Pool # CC8723, 3.50%, 3/20/2051	800	868
Pool # CC0088, 4.00%, 3/20/2051	73	79
Pool # CC0092, 4.00%, 3/20/2051	87	94
3.00%, 4/20/2051	800	853

TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,711)		17,584

ASSET-BACKED SECURITIES — 0.4%
Affirm Asset Securitization Trust
Series 2021-A, Class A, 0.88%, 8/15/2025 (c)	220	220
Ajax Mortgage Loan Trust
Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (c) (h)	231	230
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	140	139
Series 2016-3, Class AA, 3.00%, 10/15/2028	186	188
Series 2019-1, Class AA, 3.15%, 2/15/2032	142	141
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 (c)	185	184
Series 2021-1A, Class B, 2.92%, 4/15/2036 (c)	245	245
CF Hippolyta LLC
Series 2021-1A, Class A1, 1.53%, 3/15/2061 (c)	245	244
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024 (c)	119	119
Series 2021-A, Class B, 0.61%, 2/18/2025 (c)	135	135
Series 2021-A, Class C, 0.83%, 9/15/2026 (c)	450	450
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A, 0.96%, 2/15/2030 (c)	380	380
Crossroads Asset Trust
Series 2021-A, Class A1, 0.37%, 12/20/2021 (c)	127	127
Series 2021-A, Class A2, 0.82%, 3/20/2024 (c)	155	154
Series 2021-A, Class B, 1.12%, 6/20/2025 ‡ (c)	155	155
DataBank Issuer
Series 2021-1A, Class A2, 2.06%, 2/27/2051 (c)	265	263

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	54	55
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	90	90
Series 2021-1A, Class B, 0.50%, 2/18/2025	225	225
Series 2021-1A, Class C, 0.74%, 1/15/2026	350	349
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (c)	485	485
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 (c) (j)	167	167
Flagship Credit Auto Trust
Series 2021-1, Class A, 0.31%, 6/16/2025 (c)	169	168
Series 2021-1, Class B, 0.68%, 2/16/2027 (c)	100	100
FREED ABS Trust
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (c)	93	93
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (c)	27	28
Lakeview CDO LLC
1.86%, 11/10/2032 ‡ (j)	174	174
2.36%, 11/10/2032 ‡ (j)	100	100
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (c)	195	194
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (c)	235	235
Series 2021-1A, Class B, 2.33%, 3/20/2026 (c)	245	245
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 (c)	299	298
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	340	340
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (c)	118	118
Series 2021-A, Class B, 1.76%, 3/8/2028 ‡ (c)	370	370
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (c)	660	661
Progress Residential Trust
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	453	452
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (c)	185	184
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	255	254
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	91	88
Series 2016-2, Class A, 3.10%, 10/7/2028	41	40
Series 2018-1, Class A, 3.70%, 3/1/2030	110	111
United Auto Credit Securitization Trust
Series 2021-1, Class C, 0.84%, 6/10/2026 (c)	180	180
Upstart Securitization Trust
Series 2021-1, Class A, 0.87%, 3/20/2031 (c)	210	210
VOLT XCV LLC
Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (c) (h)	377	377
Westlake Automobile Receivables Trust
Series 2021-1A, Class C, 0.95%, 3/16/2026 (c)	315	315

TOTAL ASSET-BACKED SECURITIES (Cost $10,089)		10,080

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Bayview Opportunity Master Fund Trust
Series 2014-1SBC, 0.00%, 1/10/2031 ‡ (j)	210	210
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	266	265
CFMT LLC
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (c) (j)	286	285
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (c) (j)	267	267
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	167	182
Series 2011-41, Class KA, 4.00%, 1/25/2041	26	27
Series 2019-7, Class CA, 3.50%, 11/25/2057	596	636
Legacy Mortgage Asset Trust
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (c) (h)	113	113
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (c) (j)	340	340
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (c) (h)	413	413

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PRPM LLC
Series 2021-2, Class A1, 2.12%, 12/31/2049 (c) (j)	485	485
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (c) (h)	140	140
VOLT XCII LLC
Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (c) (h)	145	145
VOLT XCIII LLC
Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (c) (h)	493	490
VOLT XCIV LLC
Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (c) (h)	433	433
VOLT XCVI LLC
Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (c) (h)	326	325
VOLT XCVII LLC
Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (c) (h)	420	420

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,183)		5,176

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0% (d)
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.94%, 12/18/2037 (c) (j)	270	269
Series 2021-FL4, Class AS, 1.21%, 12/18/2037 (c) (j)	115	115
BPR Trust
Series 2021-KEN, Class A, 1.36%, 2/15/2029 (c) (j)	220	220
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	208	204
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (j)	918	128

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $939)		936

FOREIGN GOVERNMENT SECURITIES — 0.0% (d)
United Mexican States (Mexico)
2.66%, 5/24/2031 (Cost $399)	400	379

	Shares (000)
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (k) (Cost $46,409)	46,409	46,409

Total Investments — 99.8% (Cost $1,988,899)		2,260,048
Other Assets Less Liabilities — 0.2%		4,316

Net Assets — 100.0%		2,264,364

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.
(g)	Security is an interest bearing note with preferred security characteristics.

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(k)	The rate shown is the current yield as of March 31, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	373	06/2021	EUR	16,928	380
FTSE 100 Index	61	06/2021	GBP	5,617	(31)
Russell 2000 E-Mini Index	147	06/2021	USD	16,341	(925)
S&P 500 E-Mini Index	240	06/2021	USD	47,643	447
TOPIX Index	64	06/2021	JPY	11,352	254

					125

Short Contracts
Long Gilt	(182)	06/2021	GBP	(32,013)	34
U.S. Treasury 10 Year Note	(266)	06/2021	USD	(34,863)	190

					224

					349

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$9,051	$1,029	$10,080
Collateralized Mortgage Obligations	—	4,966	210	5,176
Commercial Mortgage-Backed Securities	—	936	—	936
Corporate Bonds	—	31,151	—	31,151
Exchange-Traded Funds	950,494	—	—	950,494
Foreign Government Securities	–	379	—	379
Investment Companies	1,157,534	—	—	1,157,534
Mortgage-Backed Securities	—	17,584	—	17,584
U.S. Treasury Obligations	—	40,305	—	40,305
Short-Term Investments
Investment Companies	46,409	—	—	46,409

Total Investments in Securities	$2,154,437	$104,372	$1,239	$2,260,048

Appreciation in Other Financial Instruments
Futures Contracts	$1,305	$—	$—	$1,305
Depreciation in Other Financial Instruments
Futures Contracts	(956)	—	—	(956)

Total Net Appreciation/Depreciation in Other Financial Instruments	$349	$—	$—	$349

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$252,996	$215,637	$46,651	$449	$70,875	$493,306	8,593	$5,350	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	45,226	48,644	8,528	(546)	12,612	97,408	1,134	1,557	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	99,844	14,925	707	18,454	104,080	1,214	425	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	—	66,380	4,072	103	1,982	64,393	998	27	—
JPMorgan Core Bond Fund Class R6 Shares (a)	56,289	56,784	111,521	3,001	(4,553)	—	—	889	1,411
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	135,905	105,156	26,994	(512)	(6,058)	207,497	24,527	3,385	2,892
JPMorgan Corporate Bond Fund Class R6 Shares (a)	39,364	42,154	—	—	(2,893)	78,625	7,589	1,070	931
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,784	18,254	—	—	(600)	22,438	2,866	282	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	86,040	82,535	35,939	1,105	31,809	165,550	7,650	2,348	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,733	18,406	—	—	(650)	22,489	2,891	287	—
JPMorgan Equity Index Fund Class R6 Shares (a)	356,707	273,143	133,585	4,425	112,153	612,843	10,145	6,927	—
JPMorgan High Yield Fund Class R6 Shares (a)	40,108	61,529	67,800	(86)	5,148	38,899	5,410	2,125	—
JPMorgan High Yield Research Enhanced ETF (a)	—	73,273	9,433	(100)	(428)	63,312	1,228	312	—
JPMorgan Income Fund Class R6 Shares (a)	—	8,587	—	—	—	8,587	905	—	—
JPMorgan Managed Income Fund Class L Shares (a)	604	3	—	—	(1)	606	60	3	—	(b)
JPMorgan U.S. Aggregate Bond ETF (a)	4,689	61,252	4,440	(181)	(1,701)	59,619	2,220	189	31
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a )(c)	30,143	850,178	833,912	—	—	46,409	46,409	17	—
JPMorgan U.S. Value Factor ETF (a)	—	68,488	—	—	(112)	68,376	1,991	75	—

Total	$1,057,588	$2,150,247	$1,297,800	$8,365	$236,037	$2,154,437		$25,268	$5,265

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.